CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 19,664	$ 64,221	$ 18,678	$ 14,165
Marketable securities - current	0	40,024
Accounts receivable - affiliates	40,817	37,863
Accounts receivable	1,423	4,294
Prepaids and other current assets	1,793	1,657
Due from related parties	0	0
Total current assets	63,697	148,059
Property, plant and equipment, net	684,488	619,321
Investment in subsidiaries	0	0
Total assets	748,215	767,380
Other non-current assets	30	0
Current liabilities:
Accounts payable - affiliates	8,352	7,631
Accounts payable and accrued liabilities	19,794	20,871
Current portion of long-term debt	0	39,664
Deferred revenue	1,438	952
Due to Affiliate	0	0
Total current liabilities	29,584	69,118
Long-term Debt, Excluding Current Maturities	548,793	532,011
Other long-term liabilities	2,078	3,161
Liabilities	580,455	604,290
Net investment - Predecessor	(10,665)
Partners Equity	4,143	16,792
Partners' Capital Attributable to Noncontrolling Interest	171,903	179,882
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	(167,760)	(163,090)	176,941	102,581
Liabilities and Equity	(748,215)	(767,380)
Common Units [Member]
Current liabilities:
Partners Equity	17,544	(241,275)
Subordinated Units [Member]
Current liabilities:
Partners Equity		276,083
Incentive Distribution Rights [Member]
Current liabilities:
Partners Equity	(2,736)	(1,266)
Noncontrolling Interest [Member]
Current liabilities:
Partners' Capital, Including Portion Attributable to Noncontrolling Interest		(179,882)
Operating Segments [Member]
Current liabilities:
Net investment - Predecessor		(711,386)
Partners Equity		(711,386)
Partners' Capital, Including Portion Attributable to Noncontrolling Interest		(711,386)
Liabilities and Equity		(963,424)
Operating Segments [Member] | Subsidiary Issuer [Member]
Current assets:
Cash and cash equivalents	10,909	52,133	18,678	14,165
Marketable securities - current		40,024
Accounts receivable - affiliates	1	125
Accounts receivable	0	0
Prepaids and other current assets	571	306
Due from related parties	64,162	5,168
Total current assets	75,643	97,756
Property, plant and equipment, net	0	0
Investment in subsidiaries	866,922	711,386
Total assets	942,565	809,142
Other non-current assets	0
Current liabilities:
Accounts payable - affiliates	2,022	1,670
Accounts payable and accrued liabilities	7,156	5,719
Current portion of long-term debt		39,664
Deferred revenue	0	0
Due to Affiliate	388,737	246,870
Total current liabilities	397,915	293,923
Long-term Debt, Excluding Current Maturities	548,793	532,011
Other long-term liabilities	0	0
Liabilities	946,708	825,934
Net investment - Predecessor	(10,665)	(16,750)
Partners Equity	4,143	16,792
Partners' Capital Attributable to Noncontrolling Interest	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	4,143	16,792
Liabilities and Equity	(942,565)	(809,142)
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	8,755	12,088	0	0
Marketable securities - current		0
Accounts receivable - affiliates	40,816	37,738
Accounts receivable	1,423	4,294
Prepaids and other current assets	1,222	1,351
Due from related parties	388,737	246,870
Total current assets	440,953	302,341
Property, plant and equipment, net	684,488	619,321
Investment in subsidiaries	0	0
Total assets	1,125,471	921,662
Other non-current assets	30
Current liabilities:
Accounts payable - affiliates	6,330	5,961
Accounts payable and accrued liabilities	12,638	15,152
Current portion of long-term debt		0
Deferred revenue	1,438	952
Due to Affiliate	64,162	5,168
Total current liabilities	84,568	27,233
Long-term Debt, Excluding Current Maturities	0	0
Other long-term liabilities	2,078	3,161
Liabilities	86,646	30,394
Net investment - Predecessor	(866,922)	(711,386)
Partners Equity	(866,922)	(711,386)
Partners' Capital Attributable to Noncontrolling Interest	171,903
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	(1,038,825)	(891,268)
Liabilities and Equity	(1,125,471)	(921,662)
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Marketable securities - current		0
Accounts receivable - affiliates	0	0
Accounts receivable	0	0
Prepaids and other current assets	0	0
Due from related parties	0	0
Total current assets	0	0
Property, plant and equipment, net	0	0
Investment in subsidiaries	0	0
Total assets	0	0
Other non-current assets	0
Current liabilities:
Accounts payable - affiliates	0	0
Accounts payable and accrued liabilities	0	0
Current portion of long-term debt		0
Deferred revenue	0	0
Due to Affiliate	0	0
Total current liabilities	0	0
Long-term Debt, Excluding Current Maturities	0	0
Other long-term liabilities	0	0
Liabilities	0	0
Net investment - Predecessor	0	0
Partners Equity	0	0
Partners' Capital Attributable to Noncontrolling Interest	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	0	0
Liabilities and Equity	0	0
Operating Segments [Member] | Common Units [Member]
Current liabilities:
Partners Equity		0
Operating Segments [Member] | Common Units [Member] | Subsidiary Issuer [Member]
Current liabilities:
Partners Equity	17,544	(241,275)
Operating Segments [Member] | Common Units [Member] | Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity	0	0
Operating Segments [Member] | Common Units [Member] | Non-Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity	0	0
Operating Segments [Member] | Subordinated Units [Member]
Current liabilities:
Partners Equity		0
Operating Segments [Member] | Subordinated Units [Member] | Subsidiary Issuer [Member]
Current liabilities:
Partners Equity		276,083
Operating Segments [Member] | Subordinated Units [Member] | Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity		0
Operating Segments [Member] | Subordinated Units [Member] | Non-Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity		0
Operating Segments [Member] | Incentive Distribution Rights [Member]
Current liabilities:
Partners Equity		0
Operating Segments [Member] | Incentive Distribution Rights [Member] | Subsidiary Issuer [Member]
Current liabilities:
Partners Equity	(2,736)	(1,266)
Operating Segments [Member] | Incentive Distribution Rights [Member] | Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity	0	0
Operating Segments [Member] | Incentive Distribution Rights [Member] | Non-Guarantor Subsidiaries [Member]
Current liabilities:
Partners Equity	0	0
Operating Segments [Member] | Noncontrolling Interest [Member]
Current liabilities:
Partners' Capital, Including Portion Attributable to Noncontrolling Interest		0
Operating Segments [Member] | Noncontrolling Interest [Member] | Subsidiary Issuer [Member]
Current liabilities:
Partners' Capital, Including Portion Attributable to Noncontrolling Interest		0
Operating Segments [Member] | Noncontrolling Interest [Member] | Guarantor Subsidiaries [Member]
Current liabilities:
Partners' Capital, Including Portion Attributable to Noncontrolling Interest		(179,882)
Operating Segments [Member] | Noncontrolling Interest [Member] | Non-Guarantor Subsidiaries [Member]
Current liabilities:
Partners' Capital, Including Portion Attributable to Noncontrolling Interest		0
Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	$ 0	$ 0
Marketable securities - current		0
Accounts receivable - affiliates	0	0
Accounts receivable	0	0
Prepaids and other current assets	0	0
Due from related parties	(452,899)	(252,038)
Total current assets	(452,899)	(252,038)
Property, plant and equipment, net	0	0
Investment in subsidiaries	(866,922)	(711,386)
Total assets	(1,319,821)	(963,424)
Other non-current assets	0
Current liabilities:
Accounts payable - affiliates	0	0
Accounts payable and accrued liabilities	0	0
Current portion of long-term debt		0
Deferred revenue	0	0
Due to Affiliate	(452,899)	(252,038)
Total current liabilities	(452,899)	(252,038)
Long-term Debt, Excluding Current Maturities	0	0
Other long-term liabilities	0	0
Liabilities	(452,899)	(252,038)
Net investment - Predecessor	866,922
Partners Equity	866,922
Partners' Capital Attributable to Noncontrolling Interest	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	866,922
Liabilities and Equity	1,319,821
Consolidation, Eliminations [Member] | Common Units [Member]
Current liabilities:
Partners Equity	0
Consolidation, Eliminations [Member] | Incentive Distribution Rights [Member]
Current liabilities:
Partners Equity	0
Predecessor [Member]
Current liabilities:
Net investment - Predecessor	$ (10,665)	$ (16,750)